Condensed Statements of Members' Equity - Novopelle Diamond, LLC [Member] - USD ($)	Members Equity [Member]	Retained Earnings (Deficit) [Member]	Total Members Equity (Deficit) [Member]
Balance at Jan. 30, 2018
Imputed interest
Net loss
Balance at Mar. 31, 2018
Balance at Dec. 31, 2018	2,136	(7,520)	(5,384)
Imputed interest	2,026		2,026
Net loss		(23,810)	(23,810)
Balance at Mar. 31, 2019	$ 4,162	$ (31,330)	$ (27,168)